Trade and other liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other liabilities and other non-current liabilities
Schedule of trade and other liabilities and other non-current liabilities

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Trade and other liabilities	€133,298	€134,304	€171,316
Current contingent consideration related to milestones CellPoint	8,485	—	—
Current deferred consideration payable CellPoint	6,222	—	—
Current financial instruments	19	204	3,164
Accrued charges	651	3,114	1,070
Total trade and other liabilities	€148,675	€137,622	€175,550

Non-current contingent consideration related to milestones CellPoint	€13,582	€—	€—
Other non-current liabilities	8,226	7,135	8,096
Total other non-current liabilities	€21,808	€7,135	€8,096